Loans and Allowance for Loan Losses (FY) (Details 9) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, beginning of period	$ 9,287	$ 8,950	$ 10,217
Additions		2,581	0
Accretion income		(4,217)	(2,588)
Reclassification from nonaccretable		926	1,585
Other changes, net		1,047	(264)
Accretable yield, end of period	$ 1,292	$ 9,287	$ 8,950